CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Loss	$ (8,089)	$ (8,777)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,685	1,744
Change in fair value of warrants	(1,521)	508
Share-based compensation	1,733	1,508
Finance income, net	(334)	(1,019)
Taxes on income	171	93
Adjustments to profit or loss items	1,734	2,834
Changes in asset and liability items:
Decrease (increase) in user funds	(688)	1,261
Increase (decrease) in user accounts	688	(1,261)
Decrease (increase) in other receivables and prepaid expenses	228	(495)
Increase in trade receivables	(985)	(778)
Increase in other long-term assets	(40)	(73)
Increase (decrease) in trade payables	(379)	2,862
Increase (decrease) in accrued employee benefit liabilities, net	(112)	68
Increase in accrued expenses and other payables	887	152
Changes in asset and liability items	(401)	1,736
Cash received (paid) during the period for:
Interest received, net	793	1,644
Taxes received (paid), net	(22)	31
Total Cash paid	771	1,675
Net cash used in operating activities	(5,985)	(2,532)
Cash flows from investing activities:
Purchase of property and equipment	(39)	(74)
Proceeds from sale of property and equipment		25
Investment in long-term deposits	(12)	(123)
Withdrawal of a deposit	42	116
Investment in short-term bank deposit	(8,000)
Withdrawal of short-term bank deposit	14,000	12,000
Net cash provided by investing activities	5,991	11,944
Cash flows from financing activities:
Repayment of lease liabilities	(413)	(300)
Exercise of options	187	489
Net cash provided by (used in) financing activities	(226)	189
Exchange differences on balances of cash and cash equivalents	192	236
Gains (losses) from translation of cash and cash equivalents of foreign activity	(8)	26
Increase (decrease) in cash and cash equivalents	(36)	9,863
Cash and cash equivalents at the beginning of the period	13,347	10,118
Cash and cash equivalents at the end of the period	13,311	19,981
(a) Significant non-cash transactions:
Right-of-use asset recognized with corresponding lease liability	$ 159	1,172
Receivables on account of exercise of options		$ 34